PROPERTY, PLANT AND EQUIPMENT - Changes During the Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 313,520
Ending balance	377,076	$ 313,520
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	849,625	744,495
Additions – separately acquired	74,712	82,510
Additions through business acquisitions	38,382	27,275
Assets placed into service	0	0
Disposals	(5,214)	(16,884)
Category reclassifications	0
Foreign exchange and other	(12,588)	12,229
Ending balance	944,917	849,625
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	536,105	511,017
Disposals	(4,780)	(15,734)
Foreign exchange and other	(6,955)	7,932
Depreciation	38,548	32,409
Impairments	4,923	484
Impairment reversals		(3)
Ending balance	567,841	536,105
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,501
Ending balance	11,097	11,501
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,110	6,130
Additions – separately acquired	0	0
Additions through business acquisitions	2,400	1,268
Assets placed into service	0	4,638
Disposals	0	(229)
Category reclassifications	(1,641)
Foreign exchange and other	(793)	303
Ending balance	12,076	12,110
Land | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	609	609
Disposals	0	0
Foreign exchange and other	0	0
Depreciation	0	0
Impairments	370	0
Impairment reversals		0
Ending balance	979	609
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	60,779
Ending balance	73,841	60,779
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	127,073	92,945
Additions – separately acquired	0	0
Additions through business acquisitions	5,720	6,617
Assets placed into service	10,330	25,353
Disposals	(180)	(116)
Category reclassifications	4,229
Foreign exchange and other	(1,755)	2,274
Ending balance	145,417	127,073
Buildings | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	66,294	61,072
Disposals	(118)	(82)
Foreign exchange and other	(1,035)	963
Depreciation	5,615	4,341
Impairments	820	0
Impairment reversals		0
Ending balance	71,576	66,294
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	197,232
Ending balance	228,242	197,232
Manufacturing equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	627,400	557,317
Additions – separately acquired	0	0
Additions through business acquisitions	28,619	17,427
Assets placed into service	42,114	59,125
Disposals	(4,667)	(15,260)
Category reclassifications	(2,588)
Foreign exchange and other	(8,632)	8,791
Ending balance	682,246	627,400
Manufacturing equipment | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	430,168	411,924
Disposals	(4,305)	(14,501)
Foreign exchange and other	(5,662)	6,823
Depreciation	30,154	25,717
Impairments	3,649	208
Impairment reversals		(3)
Ending balance	454,004	430,168
Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,850
Ending balance	5,591	5,850
Computer equipment and software | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	42,502	41,643
Additions – separately acquired	0	0
Additions through business acquisitions	146	407
Assets placed into service	1,876	1,415
Disposals	(230)	(1,139)
Category reclassifications	0
Foreign exchange and other	(243)	176
Ending balance	44,051	42,502
Computer equipment and software | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	36,652	35,460
Disposals	(229)	(1,138)
Foreign exchange and other	(208)	158
Depreciation	2,245	2,172
Impairments	0	0
Impairment reversals		0
Ending balance	38,460	36,652
Furniture, office equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	597
Ending balance	992	597
Furniture, office equipment and other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,705	2,467
Additions – separately acquired	0	0
Additions through business acquisitions	163	55
Assets placed into service	785	236
Disposals	(137)	(140)
Category reclassifications	0
Foreign exchange and other	(58)	87
Ending balance	3,458	2,705
Furniture, office equipment and other | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,108	1,866
Disposals	(128)	(13)
Foreign exchange and other	(48)	74
Depreciation	534	179
Impairments	0	2
Impairment reversals		0
Ending balance	2,466	2,108
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37,561
Ending balance	57,313	37,561
Construction in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37,835	43,993
Additions – separately acquired	74,712	82,510
Additions through business acquisitions	1,334	1,501
Assets placed into service	(55,105)	(90,767)
Disposals		0
Category reclassifications
Foreign exchange and other	(1,107)	598
Ending balance	57,669	37,835
Construction in progress | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	274	86
Disposals	0	0
Foreign exchange and other	(2)	(86)
Depreciation	0	0
Impairments	84	274
Impairment reversals		0
Ending balance	$ 356	$ 274